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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 12/31/2008

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                   Conshohocken, PA   01/06/2009
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          91

Form 13F Information Table Value Total:    $367,645
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                       1/31/2009

                                        COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
                                    --------------  ---------  --------  -------------  ----------  --------  ---------------------
                                                                 VALUE   SHRS OR  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                    TITLE OF CLASS    CUSIP     (x1000)  PRN AMT  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
                                    --------------  ---------  --------  -------  ----  ----------  --------  ------  ------  -----
AGCO Corporation                    Stock           1084102       2,331  98,797         Sole        N/A       Shared
AT&T Inc.                           Stock           00206r102     2,213  77,645         Sole        N/A       Shared
AZZ Inc.                            Stock           2474104         214  8,530          Sole        N/A       Shared
Aeropostale, Inc.                   Stock           7865108       2,414  149,965        Sole        N/A       Shared
Aetna, Inc.                         Stock           00817y108     2,506  87,928         Sole        N/A       Shared
Affiliated Computer Services        Stock           8190100       2,510  54,617         Sole        N/A       Shared
Alliance Data Sys                   Stock           18581108      4,832  103,848        Sole        N/A       Shared
Alliance Resource Partners LP       Stock           01877R108     1,978  73,598         Sole        N/A       Shared
AmSurg Corp.                        Stock           03232p405     9,047  387,605        Sole        N/A       Shared
Amedisys Inc.                       Stock           023436108     3,504  84,768         Sole        N/A       Shared
American Financial Group            Stock           025932104     7,844  342,826        Sole        N/A       Shared
AmerisourceBergen Corp.             Stock           03073E105     3,175  89,027         Sole        N/A       Shared
Ametek, Inc.                        Stock           031100100     5,261  174,138        Sole        N/A       Shared
Amgen, Inc.                         Stock           031162100     2,281  39,494         Sole        N/A       Shared
Amphenol Corp.                      Stock           032095101     3,179  132,576        Sole        N/A       Shared
Amtrust Financial Services Inc.     Stock           032359309     8,274  713,236        Sole        N/A       Shared
Avocent Corporation                 Stock           053893103       235  13,130         Sole        N/A       Shared
Big Lots Inc.                       Stock           89302103      2,575  177,676        Sole        N/A       Shared
Biogen Idec Inc.                    Stock           09062x103     3,652  76,664         Sole        N/A       Shared
Buckle, Inc.                        Stock           118440106     9,102  417,120        Sole        N/A       Shared
Bunge Ltd.                          Stock           G16962105     2,443  47,189         Sole        N/A       Shared
CF Insustries Holdings, Inc.        Stock           125269100     2,442  49,665         Sole        N/A       Shared
Cash America International, Inc.    Stock           14754d100     5,217  190,751        Sole        N/A       Shared
Conoco Phillips                     Stock           20825c104     3,144  60,691         Sole        N/A       Shared
Deckers Outdoor Corp.               Stock           243537107     9,357  117,149        Sole        N/A       Shared
Dollar Tree Stores Inc.             Stock           256746108     7,317  175,514        Sole        N/A       Shared
Dynamic Research Corp.              Stock           268057106       172  21,460         Sole        N/A       Shared
EZCORP, Inc.                        Stock           302301106     5,283  347,342        Sole        N/A       Shared
Emcor Group                         Stock           29084Q100    12,614  562,335        Sole        N/A       Shared
Endo Pharmaceuticals Holdings Inc.  Stock           29264f205    16,170  624,791        Sole        N/A       Shared
Energen Corp.                       Stock           29265N108     3,552  121,120        Sole        N/A       Shared
Family Dollar Stores                Stock           307000109     5,057  193,995        Sole        N/A       Shared
Forest Lab Inc.                     Stock           345838106     4,872  191,292        Sole        N/A       Shared
Fossil, Inc.                        Stock           349882100     6,185  370,330        Sole        N/A       Shared
Freeport-McMoRan Copper& Gold       Stock           35671D857     2,165  88,584         Sole        N/A       Shared
Gardner Denver Inc.                 Stock           365558105     3,062  131,196        Sole        N/A       Shared
General Dynamics                    Stock           369550108     4,797  83,288         Sole        N/A       Shared
Global Payments Inc.                Stock           37940X102     3,061  93,350         Sole        N/A       Shared
Gulfmark Offshore Inc.              Stock           402269109     3,798  159,645        Sole        N/A       Shared
Gymboree Corp.                      Stock           403777105     3,082  118,118        Sole        N/A       Shared
HCC Insurance Holdings              Stock           404132102     6,751  252,372        Sole        N/A       Shared
Harris Corporation                  Stock           413875105     2,426  63,756         Sole        N/A       Shared
Haynes International Inc.           Stock           420877201     5,316  215,929        Sole        N/A       Shared
Healthspring Inc.                   Stock           42224n101       221  11,075         Sole        N/A       Shared
Helen of Troy Ltd.                  Stock           g4388n106       225  12,945         Sole        N/A       Shared
Hewlett Packard                     Stock           428236103     3,954  108,966        Sole        N/A       Shared
Insite Vision Inc.                  Stock           457660108        42  212,461        Sole        N/A       Shared
International Business Machines     Stock           459200101     4,239  50,372         Sole        N/A       Shared
Jos. A Bank Clothiers, Inc.         Stock           480838101     8,117  310,390        Sole        N/A       Shared
Kimberly-Clark                      Stock           494368103     2,566  48,655         Sole        N/A       Shared
Knight Capital                      Stock           499005106     5,094  315,424        Sole        N/A       Shared
LHC Group                           Stock           50187A107       263  7,305          Sole        N/A       Shared
Lufkin Industries Inc.              Stock           549764108     2,319  67,218         Sole        N/A       Shared
MSC Industrial Direct               Stock           553530106     2,551  69,254         Sole        N/A       Shared
MTS Systems Corp.                   Stock           553777103       220  8,250          Sole        N/A       Shared
McDonalds                           Stock           580135101       208  3,350          Sole        N/A       Shared
Murphy Oil                          Stock           626717102     2,942  66,337         Sole        N/A       Shared
NCR Corp.                           Stock           62886e108     3,838  271,451        Sole        N/A       Shared
Nike Inc. Cl. B                     Stock           654106103     3,768  73,886         Sole        N/A       Shared
Noble Corp.                         Stock           G65422100     2,882  130,489        Sole        N/A       Shared
Nokia Corporation                   Stock           654902204     2,755  176,628        Sole        N/A       Shared
Northwest Pipe Co.                  Stock           667746101       215  5,040          Sole        N/A       Shared
OM Group Inc.                       Stock           670872100     2,435  115,370        Sole        N/A       Shared
Odyssey Healthcare Inc.             Stock           67611V101       221  23,840         Sole        N/A       Shared
Oil States Int'l                    Stock           678026105     4,697  251,329        Sole        N/A       Shared
Omnicare                            Stock           681904108    13,051  470,145        Sole        N/A       Shared
Open Text Corp.                     Stock           683715106    11,339  376,328        Sole        N/A       Shared
OptionsXpress Holdings, Inc.        Stock           684010101     3,668  274,538        Sole        N/A       Shared
Pacer International                 Stock           69373h106     2,599  249,163        Sole        N/A       Shared
PepsiAmericas Inc.                  Stock           71343p200     3,719  182,674        Sole        N/A       Shared
Petmed Express Inc.                 Stock           716382106       239  13,555         Sole        N/A       Shared
Pfizer                              Stock           717081103     3,632  205,075        Sole        N/A       Shared
Polaris Industries, Inc.            Stock           731068102     2,594  90,526         Sole        N/A       Shared
QLogic Corp.                        Stock           747277101     4,038  300,456        Sole        N/A       Shared
Reinsurance Group of America        Stock           759351406    14,096  329,203        Sole        N/A       Shared
Skechers USA Inc.                   Stock           830566105       215  16,802         Sole        N/A       Shared
Stancorp Financial                  Stock           852891100     9,111  218,114        Sole        N/A       Shared
Stifel Financial Corp.              Stock           860630102     3,508  76,509         Sole        N/A       Shared
Sunoco Inc.                         Stock           86764p109     2,485  57,173         Sole        N/A       Shared
Synnex Corporation                  Stock           87162w100     5,979  527,728        Sole        N/A       Shared
Syntel, Inc.                        Stock           87162h103     3,820  165,237        Sole        N/A       Shared
Terra Industries                    Stock           880915103     2,204  132,224        Sole        N/A       Shared
The J. M. Smucker Company           Stock           832696405     3,398  78,358         Sole        N/A       Shared
Triumph Group Inc.                  Stock           896818101     3,989  93,958         Sole        N/A       Shared
True Religion Apparel Inc.          Stock           89784N104     4,508  362,352        Sole        N/A       Shared
United Technologies                 Stock           913017109     3,843  71,700         Sole        N/A       Shared
Universal American Corp.            Stock           913377107     1,141  129,370        Sole        N/A       Shared
Websense Inc.                       Stock           947684106     7,540  503,693        Sole        N/A       Shared
World Acceptance Corp.              Stock           981419104       203  10,296         Sole        N/A       Shared
World Fuel Services                 Stock           981475106     7,544  203,888        Sole        N/A       Shared